UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SELECT FUND

FORM N-Q

JANUARY 31, 2017

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 79.9%
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.8%
Fox Factory Holding Corp.	3,910	$101,269	*

Internet & Direct Marketing Retail - 1.2%
TripAdvisor Inc.	2,930	154,997	*

Media - 2.3%
Lions Gate Entertainment Corp., Class A Shares	5,538	159,328
Lions Gate Entertainment Corp., Class B Shares	5,538	148,363	*

Total Media		307,691

Specialty Retail - 5.2%
Advance Auto Parts Inc.	1,284	210,884
CarMax Inc.	1,750	116,743	*
Ross Stores Inc.	5,350	353,688

Total Specialty Retail		681,315

TOTAL CONSUMER DISCRETIONARY		1,245,272

ENERGY - 1.4%
Energy Equipment & Services - 1.4%
Newpark Resources Inc.	8,440	63,722	*
TETRA Technologies Inc.	24,530	121,669	*

TOTAL ENERGY		185,391

FINANCIALS - 1.1%
Capital Markets - 1.1%
Financial Engines Inc.	3,725	143,599

HEALTH CARE - 14.2%
Biotechnology - 1.9%
Alexion Pharmaceuticals Inc.	1,896	247,769	*

Health Care Equipment & Supplies - 3.0%
Endologix Inc.	8,992	61,685	*
Insulet Corp.	5,297	220,356	*
Novadaq Technologies Inc.	17,183	116,157	*

Total Health Care Equipment & Supplies		398,198

Health Care Providers & Services - 1.6%
Surgery Partners Inc.	11,763	217,616	*

Health Care Technology - 2.6%
athenahealth Inc.	2,671	336,519	*

Life Sciences Tools & Services - 4.0%
INC Research Holdings Inc., Class A Shares	4,570	242,210	*
PAREXEL International Corp.	3,936	279,023	*

Total Life Sciences Tools & Services		521,233

Pharmaceuticals - 1.1%
Pacira Pharmaceuticals Inc.	3,652	140,419	*

TOTAL HEALTH CARE		1,861,754

INDUSTRIALS - 5.8%
Building Products - 2.1%
Trex Co. Inc.	4,120	279,048	*

Commercial Services & Supplies - 1.8%
Copart Inc.	4,242	240,691	*

Trading Companies & Distributors - 1.9%
H&E Equipment Services Inc.	9,419	243,575

TOTAL INDUSTRIALS		763,314

See Notes to Schedule of Investments.

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 43.8%
Electronic Equipment, Instruments & Components - 1.1%
IPG Photonics Corp.	1,200	$137,988	*

Internet Software & Services - 18.0%
Baidu Inc., ADR	1,095	191,702	*
comScore Inc.	5,674	190,363	*
Cornerstone OnDemand Inc.	6,271	255,167	*
MercadoLibre Inc.	1,596	295,882
MINDBODY Inc., Class A Shares	11,964	291,323	*
New Relic Inc.	2,750	99,550	*
Pandora Media Inc.	4,575	59,475	*
Points International Ltd.	8,354	63,073	*
Shopify Inc., Class A Shares	5,915	300,600	*
Wix.com Ltd.	4,330	227,542	*
XO Group Inc.	13,049	245,713	*
Zillow Group Inc., Class A Shares	1,189	42,780	*
Zillow Group Inc., Class C Shares	2,588	91,563	*

Total Internet Software & Services		2,354,733

IT Services - 2.4%
Alliance Data Systems Corp.	480	109,622
Visa Inc., Class A Shares	2,546	210,580

Total IT Services		320,202

Software - 19.8%
Adobe Systems Inc.	2,110	239,232	*
Atlassian Corp. PLC, Class A Shares	6,460	178,490	*
Barracuda Networks Inc.	5,236	122,994	*
BroadSoft Inc.	5,808	243,936	*
Citrix Systems Inc.	3,767	343,513	*
Fortinet Inc.	9,974	331,735	*
Imperva Inc.	2,578	107,631	*
MicroStrategy Inc., Class A Shares	604	121,585	*
Mobileye NV	2,369	101,772	*
Qualys Inc.	5,405	194,039	*
ServiceNow Inc.	3,879	351,515	*
Tableau Software Inc., Class A Shares	2,867	137,157	*
Varonis Systems Inc.	4,134	123,607	*

Total Software		2,597,206

Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc.	2,733	331,650

TOTAL INFORMATION TECHNOLOGY		5,741,779

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.0%
SBA Communications Corp.	3,771	396,936	*

Real Estate Management & Development - 1.1%
CBRE Group Inc., Class A Shares	4,706	142,874	*

TOTAL REAL ESTATE		539,810

TOTAL COMMON STOCKS (Cost - $6,894,009)		10,480,919

INVESTMENTS IN UNDERLYING FUNDS - 1.7%
SPDR Series Trust - SPDR S&P Oil & Gas Exploration & Production ETF (Cost - $152,334)	5,580	223,646

PREFERRED STOCKS - 3.9%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Turn Inc., Series E Shares	12,626	44,823	*(a)(b)

See Notes to Schedule of Investments.

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 3.6%
Software - 3.6%
AppDynamics Inc., Series E Shares	14,037	$331,975	*(a)(b)
Datastax Inc.	15,047	52,213	*(a)(b)
DocuSign Inc.	5,919	87,542	*(a)(b)

TOTAL INFORMATION TECHNOLOGY		471,730

TOTAL PREFERRED STOCKS (Cost - $465,308)		516,553

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn Inc., Subordinated Convertible Promissory Note (Cost - $3,926)	1.480%	3/2/23	$3,927	4,908	(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $7,515,577)				11,226,026

			SHARES
SHORT-TERM INVESTMENTS - 15.8%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $2,071,181)	0.424%		2,071,181	2,071,181

TOTAL INVESTMENTS - 101.3% (Cost - $9,586,758#)				13,297,207
Liabilities in Excess of Other Assets - (1.3)%				(173,701)

TOTAL NET ASSETS - 100.0%				$13,123,506

*	Non-income producing security.

(a)	Restricted security (See Note 3).

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$10,480,919	—	—	$10,480,919
Investments in Underlying Funds	223,646	—	—	223,646
Preferred Stocks:
Consumer Discretionary	—	—	$44,823	44,823
Information Technology	—	—	471,730	471,730
Convertible Bonds & Notes	—	—	4,908	4,908

Total Long-Term Investments	$10,704,565	—	$521,461	$11,226,026

Short-Term Investments†	2,071,181	—	—	2,071,181

Total Investments	$12,775,746	—	$521,461	$13,297,207

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	PREFERRED STOCKS		CONVERTIBLE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INFORMATION TECHNOLOGY	CONSUMER DISCRETIONARY	TOTAL
Balance as of October 31, 2016	$21,212	$354,461	$3,927	$379,600
Accrued premiums/discounts	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	23,611	117,269	981	141,861
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of January 31, 2017	$44,823	$471,730	$4,908	$521,461

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2017[1]	$23,611	$117,269	$981	$141,861

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

Notes to Schedule of Investments (unaudited) (continued)

	Fair Value at 1/31/17 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stock	$332	Market Approach	Liquidity Discount	10%	Decrease

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,036,658
Gross unrealized depreciation	(326,209)

Net unrealized appreciation	$3,710,449

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares/Face Amount	Acquisition Date	Cost	Fair Value at 1/31/2017	Value per Share/Face Amount	Percent of Net Assets
AppDynamics Inc., Series E Shares	14,037	7/14	$138,997	$331,975	$23.65	2.53%
Datastax Inc.	15,047	8/14	107,998	52,213	3.47	0.40
DocuSign Inc.	5,919	4/15	113,012	87,542	14.79	0.67
Turn Inc., Series E Shares	12,626	12/13	105,301	44,823	3.55	0.34
Turn Inc., Subordinated Convertible Promissory Note	$3,927	3/16	3,926	4,908	125.00	0.04

			$469,234	$521,461		3.98%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 24, 2017